Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO 1[1]	Compensation Actually Paid to PEO 1[2]			Average Summary Compensation Table Total for Non-PEO Named Executive Officers[3]	Average Compensation Actually Paid to Non-PEO Named Executive Officers[4]	Value of Initial Fixed $100 Investment Based On:		Net Income[7] (in millions)	Company-Selected Measure - Revenue[8] (in millions)
			Summary Compensation Table Total for PEO 2[1]	Compensation Actually Paid to PEO 2[2]			Total Stockholder Return[5]	Peer Group Total Stockholder Return[6]
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$4,236,656	$2,274,798	N/A	N/A	$1,348,900	$927,718	$28	$138	-$137	$339
2021	$3,325,961	$3,111,631	N/A	N/A	$4,753,398	$5,415,461	$84	$192	-$61	$201
2020	N/A	N/A	$2,634,361	$3,316,635	$991,559	$1,121,234	$98	$143	-$22	$224

Company Selected Measure Name	revenue
Named Executive Officers, Footnote	The dollar amounts reported in column (b) represent the amount of total compensation reported for Robert Lyons (“PEO 1”) and Robert Lento (“PEO 2”) (our “PEOs”) for each corresponding covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year. Please refer to the Compensation Discussion and Analysis.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 500 Information Technology index.
PEO Total Compensation Amount	$ 4,236,656	$ 3,325,961	$ 2,634,361
PEO Actually Paid Compensation Amount	$ 2,274,798	3,111,631	3,316,635
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Robert Lyons (“PEO 1”) and Robert Lento (“PEO 2”), as computed in accordance with Item 402(v) of Regulation S-K for each corresponding covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to our PEOs during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation of PEO 1 and PEO 2 for each covered fiscal year to determine the “compensation actually paid” to each of them for such fiscal year:

Year	Reported Summary Compensation Table Total for PEO 1	Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO 1
2022	$4,236,656	$2,603,355	$641,497	$2,274,798
2021	$3,325,961	$2,580,970	$2,366,640	$3,111,631
2020	N/A	N/A	N/A	N/A

Year	Reported Summary Compensation Table Total for PEO 2	Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO 2
2022	N/A	N/A	N/A	N/A
2021	N/A	N/A	N/A	N/A
2020	$2,634,361	$1,696,261	$2,378,535	$3,316,635

(a) The reported grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option
Awards” columns in the Summary Compensation Table for each covered fiscal year. These values were subtracted from the "Total"          column from the Summary Compensation Table.
(b) The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year.

The amounts deducted or added in calculating the equity award adjustments for PEO 1 are as follows:

Year	Year End Fair Value of All Outstanding and Unvested Equity Awards Granted during Covered Fiscal Year as of End of Covered Fiscal Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Years as of End of Covered Fiscal Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Covered Fiscal Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Year that Vested in Covered Fiscal Year	Fair Value at End of Prior Fiscal Year of Any Outstand-ing and Unvested Equity Awards Granted in Any Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year	Dollar Value of Dividends or other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date Not Otherwise Included in Total Compensation for Covered Fiscal Year	Total Equity Award Adjustments
2022	$481,674	-$679,370	$807,684	$31,509	$0	$0	$641,497
2021	$2,128,829	$0	$237,811	$0	$0	$0	$2,366,640
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A

The amounts deducted or added in calculating the equity award adjustments for PEO 2 are as follows:

Year	Year End Fair Value of All Outstanding and Unvested Equity Awards Granted during Covered Fiscal Year as of End of Covered Fiscal Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Years as of End of Covered Fiscal Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Covered Fiscal Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Year that Vested in Covered Fiscal Year	Fair Value at End of Prior Fiscal Year of Any Outstand-ing and Unvested Equity Awards Granted in Any Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year	Dollar Value of Dividends or other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date Not Otherwise Included in Total Compensation for Covered Fiscal Year	Total Equity Award Adjustments
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	$1,716,519	-$96,557	$235,223	$523,351	$0	$0	$2,378,535
Equity Award Valuations – our PEOs: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. The valuation assumptions used to calculate the fair values of the stock options held by our PEOs that vested during or were outstanding as of the end of each covered fiscal year were as follows: the expected term assumptions varied from 4.17-5.49 years, the risk-free rate varied from 0.50% - 3.96%, the dividend yield was 0% and the stock price volatility assumptions varied from 55.05-64.71% depending on the specific stock option the fair value of which was being recalculated. Time-based restricted stock unit award grant date fair values are calculated using the stock price as of date of grant. The valuation assumptions used to calculate the fair values of the time-based restricted stock unit awards held by our PEOs that vested during or were outstanding as of the end of each covered fiscal year have been adjusted using the stock price as of each vesting date and as of year-end.
[3] The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our named executive officers (our “NEOs”) as a group (excluding our PEOs) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year. The names of each NEO (excluding our PEOs) included for purposes of calculating the average amounts of total compensation in each covered fiscal year are as follows:
•for 2022, the average “compensation actually paid” comprised the compensation of our former Chief Financial Officer, Daniel Boncel, our current Chief Financial Officer, Stephen Cumming, our Chief People Experience Officer, Kathy Austin, our Chief Legal Officer, Richard Diegnan, and our Chief Marketing & Strategy Officer, Nancy Maluso;
•for 2021, the average “compensation actually paid” comprised the compensation of our former Chief Financial Officer, Daniel Boncel, our Chief Technology Officer, Ajay Kapur, our former Chief Growth Officer, Eric Armstrong, and our Chief People Experience Officer, Kathy Austin; and
	•for 2020, the average “compensation actually paid” comprised the compensation of our Former Chief Financial Officer, Sajid Malholtra, our Chief Financial Officer, Daniel Boncel, our former Senior Vice President, Sales, Thomas Marth, our former Chief Administrative and Legal Officer and Secretary, Michael DiSanto, and our former Chief Marketing Officer, Christine Cross.
Non-PEO NEO Average Total Compensation Amount	$ 1,348,900	4,753,398	991,559
Non-PEO NEO Average Compensation Actually Paid Amount	$ 927,718	5,415,461	1,121,234
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to our NEOs as a group (excluding our PEOs), as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual average amount of compensation earned or received by or paid to our NEOs as a group (excluding our PEOs) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for each covered fiscal year to determine the “compensation actually paid” to our NEOs as a group (excluding our PEOs) for such fiscal year using the same methodology described above in Note 4(b) below:

Year	Average Reported Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Reported Grant Date Fair Value of Equity Awards Reported in Summary Compensation Table (a)	Equity Award Adjustments (b)	Average Compensation Actually Paid to Non-PEO Named Executive Officers
2022	$1,348,900	$1,009,742	$588,560	$927,718
2021	$4,753,398	$4,194,268	$4,856,331	$5,415,461
2020	$991,559	$537,489	$667,164	$1,121,234
(a) The average reported grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year. These values were subtracted from the “Total” column from the Summary Compensation Table.
(b) The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the average year-end fair value of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the average change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the average fair value as of the vesting date; (iv) for equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the average change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the average fair value at the end of the prior fiscal year; and (vi) the average dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year.
The amounts deducted or added in calculating the equity award adjustments for our NEOs as a group (excluding our PEOs) are as follows:

Year	Average Year End Fair Value of All Outstanding and Unvested Equity Awards Granted in Any Covered Fiscal Year as of End of Covered Fiscal Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Year as of End of Covered Fiscal Year	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Covered Fiscal Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Year that Vested in Covered Fiscal Year	Average Fair Value at End of the Prior Year of Any Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year	Average Dollar Value of Dividends or other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Not Otherwise Included in Total Compensation for Covered Fiscal Year	Total Average Equity Award Adjustments
2022	$571,530	-$53,414	$72,706	-$2,262	$0	$0	$588,560
2021	$4,903,370	-$21,558	$0	-$25,481	$0	$0	$4,856,331
2020	$524,036	-$24,131	$49,270	$117,989	$0	$0	$667,164
Equity Award Valuations – Other NEOs: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. The valuation assumptions used to calculate the fair values of the stock options held by our NEOs as a group that vested during or were outstanding as of the end of each covered fiscal year were as follows: the expected term assumptions varied from 4.17-5.49 years, the risk-free rate varied from 0.50% - 3.96%, the dividend yield was 0% and the stock price volatility assumptions varied from 55.05-64.71% depending on the specific stock option the fair value of which was being recalculated. Time-based restricted stock unit award grant date fair values are calculated using the stock price as of date of grant. The valuation assumptions used to calculate the fair values of the time-based restricted stock unit awards held by our NEOs as a group that vested during or were outstanding as of the end of each covered fiscal year have been adjusted using the stock price as of vesting date and as of year-end.

Compensation Actually Paid vs. Total Shareholder Return
The following chart illustrates the relationship between our compensation actually paid and our cumulative TSR across our last three completed fiscal years and the relationship between our cumulative TSR and the cumulative TSR of our peer group over the same period.

Compensation Actually Paid vs. Net Income	The following chart illustrates the relationship between our compensation actually paid and our net income as reported in our restated financial statements filed with the SEC on June 29, 2023.
Compensation Actually Paid vs. Company Selected Measure	The following chart illustrates the relationship between our compensation actually paid and our revenue as reported in our restated financial statements filed with the SEC on June 29, 2023.
Total Shareholder Return Vs Peer Group
The following chart illustrates the relationship between our compensation actually paid and our cumulative TSR across our last three completed fiscal years and the relationship between our cumulative TSR and the cumulative TSR of our peer group over the same period.

Tabular List, Table	Total Revenue •Cash Gross Margin •Adjusted EBITDA
Total Shareholder Return Amount	$ 28	84	98
Peer Group Total Shareholder Return Amount	138	192	143
Net Income (Loss)	$ (137,000,000)	$ (61,000,000)	$ (22,000,000)
Company Selected Measure Amount	339,000,000	201,000,000	224,000,000
PEO Name	Robert Lyons	Robert Lyons	Robert Lento
Additional 402(v) Disclosure	Cumulative total stockholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends during the measurement period, assuming dividend reinvestment, and the difference between our share price at the end of the applicable measurement period and the beginning of the measurement period (December 31, 2019) by our share price at the beginning of the measurement period. The dollar amounts reported represent the amount of net income (loss) reflected in our restated financial statements for each covered fiscal year.The Company Selected Measure reflects revenue dollar amounts reported in our restated financial statements for each covered fiscal year.
Measure:: 1
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Cash Gross Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,603,355	$ 2,580,970	$ 1,696,261
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	641,497	2,366,640	2,378,535
PEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	481,674	2,128,829	1,716,519
PEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(679,370)	0	(96,557)
PEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	807,684	237,811	235,223
PEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	31,509	0	523,351
PEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0
PEO | Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,009,742	4,194,268	537,489
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	588,560	4,856,331	667,164
Non-PEO NEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	571,530	4,903,370	524,036
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(53,414)	(21,558)	(24,131)
Non-PEO NEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	72,706	0	49,270
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(2,262)	(25,481)	117,989
Non-PEO NEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO | Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	$ 0	$ 0	$ 0